Note 7 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2020		Mar. 31, 2020
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	$ 55,072		$ 36,353
Fair value of derivative financial assets, non-current	26,929		28,792
Fair value of derivative financial liabilities, current	79,652		113,438
Non-current derivative financial liabilities	57,700		76,268
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	46,342	[1]	24,549
Fair value of derivative financial assets, non-current	20,298	[1]	17,673
Fair value of derivative financial liabilities, current	41,935	[1]	57,461
Non-current derivative financial liabilities	40,983	[1]	51,836
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	5,738	[2]	6,915
Fair value of derivative financial assets, non-current	1,823	[2]	1,492
Fair value of derivative financial liabilities, current	32,032	[2]	53,917
Non-current derivative financial liabilities	16,447	[2]	24,432
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	1,349		4,519
Fair value of derivative financial assets, non-current	155		3,036
Fair value of derivative financial liabilities, current
Non-current derivative financial liabilities
Weather derivative [Member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	593	[3]
Fair value of derivative financial assets, non-current		[3]
Fair value of derivative financial liabilities, current	2,341	[3]	280
Non-current derivative financial liabilities	270	[3]
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	1,050		370
Fair value of derivative financial assets, non-current	4,653		6,591
Fair value of derivative financial liabilities, current	3,344		1,780
Non-current derivative financial liabilities

[1]	(i) Physical forward contracts and options consist of: - Electricity contracts with a total remaining volume of 30,394,697 MWh, a weighted average price of $50.25/MWh and expiry dates up to December 31, 2029. - Natural gas contracts with a total remaining volume of 80,779,715 GJs, a weighted average price of $2.57/GJ and expiry dates up to October 31, 2025. - Renewable energy certificates ("RECs") with a total remaining volume of 3,386,395 MWh, a weighted average price of $38.21/REC and expiry dates up to December 31, 2028. - Electricity generation capacity contracts with a total remaining volume of 2,369 MWCap, a weighted average price of $6,508.70/MWCap and expiry dates up to May 31, 2024. - Ancillary contracts with a total remaining volume of 198,765 MWh, a weighted average price of $23.81/MWh and expiry dates up to December 31, 2020.
[2]	(ii) Financial swap contracts and options consist of: - Electricity contracts with a total remaining volume of 14,686,500 MWh, an average price of $46.27/MWh and expiry dates up to December 31, 2024. - Natural gas contracts with a total remaining volume of 112,528,362 GJs, an average price of $3.27/GJ and expiry dates up to December 31, 2025. - Electricity generation capacity contracts with a total remaining volume of 12 MWCap, a weighted average price of $3,934.85/MWCap and expiry dates up to October 31, 2020. - Ancillary contracts with a total remaining volume of 265,020 MWh, a weighted average price of $22.45/MWh and expiry dates up to December 31, 2020.
[3]	(iii) Weather derivatives consist of: - HDD natural gas swaps with price strikes ranging from US$1.75 to US$7.35/MmBTU and temperature strikes from 1,051 to 5,059 HDD and an expiry date of March 31, 2021. - HDD natural gas swaps with price strikes to be set on futures index and temperature strikes from 1,051 to 5,059 HDD and an expiry date of March 31, 2022. - Electricity call options with price strikes of $100/MWh and temperature strikes 84-103 F and expiry date of October 31, 2020. - Put options for CDDs with temperature strikes at historical averages, total tick size of $22 per CDD and expiry date of September 30 or October 31, 2020.